Income Taxes (Details) - Schedule of future taxable income - DeepGreen Metals Inc. [Member] - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Canada [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards	$ 20,703,827	$ 15,725,792
Canada [Member] | 2031 [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards	445,778
Canada [Member] | 2032 [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards	478,464
Canada [Member] | 2033 [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards	325,440
Canada [Member] | 2034 [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards	812,056
Canada [Member] | 2035 [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards	1,814,112
Canada [Member] | 2036 [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards	1,601,988
Canada [Member] | 2037 [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards	2,615,282
Canada [Member] | 2038 [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards	4,800,633
Canada [Member] | 2039 [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards	3,497,333
Canada [Member] | 2040 [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards	4,312,741
Canada [Member] | No expiry [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards
United States [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards	2,780	2,780
United States [Member] | 2031 [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards
United States [Member] | 2032 [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards
United States [Member] | 2033 [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards
United States [Member] | 2034 [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards
United States [Member] | 2035 [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards	2,340
United States [Member] | 2036 [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards	232
United States [Member] | 2037 [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards	208
United States [Member] | 2038 [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards
United States [Member] | 2039 [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards
United States [Member] | 2040 [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards
United States [Member] | No expiry [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards
Singapore [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards	10,214,470	5,353,060
Singapore [Member] | 2031 [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards
Singapore [Member] | 2032 [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards
Singapore [Member] | 2033 [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards
Singapore [Member] | 2034 [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards
Singapore [Member] | 2035 [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards
Singapore [Member] | 2036 [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards
Singapore [Member] | 2037 [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards
Singapore [Member] | 2038 [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards
Singapore [Member] | 2039 [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards
Singapore [Member] | 2040 [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards
Singapore [Member] | No expiry [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards	10,214,470
Tonga [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards	14,391,864
Tonga [Member] | 2031 [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards
Tonga [Member] | 2032 [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards
Tonga [Member] | 2033 [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards
Tonga [Member] | 2034 [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards
Tonga [Member] | 2035 [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards
Tonga [Member] | 2036 [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards
Tonga [Member] | 2037 [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards
Tonga [Member] | 2038 [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards
Tonga [Member] | 2039 [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards
Tonga [Member] | 2040 [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards
Tonga [Member] | No expiry [Member]
Income Taxes (Details) - Schedule of future taxable income [Line Items]
Loss carry-forwards	$ 14,391,864